Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities held-to-maturity (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 103,170	$ 140,496
Gross Unrealized Gains	3,347	264
Gross Unrealized Losses	12,318	20,072
Investment securities held-to-maturity, fair value	94,199	120,688
Weighted Average Yield	3.57%	3.40%
Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	2,990
Investment securities held-to-maturity, fair value	2,982
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	14,080
Investment securities held-to-maturity, fair value	13,316
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	21,422
Investment securities held-to-maturity, fair value	15,424
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	64,678
Investment securities held-to-maturity, fair value	62,477
US Treasury Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	97	115
Gross Unrealized Gains	5	7
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	102	122
Weighted Average Yield	5.45%	5.45%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	97
Gross Unrealized Gains	5
Gross Unrealized Losses	0
Investment securities held-to-maturity, fair value	102
Weighted Average Yield	5.45%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	115
Gross Unrealized Gains	0	7
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	0	122
Weighted Average Yield	0.00%	5.45%
Other Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	1,500	26,500
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	646
Investment securities held-to-maturity, fair value	1,500	25,854
Weighted Average Yield	1.14%	3.37%
Other Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	250	26,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	645
Investment securities held-to-maturity, fair value	250	25,355
Weighted Average Yield	1.33%	3.41%
Other Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	1,250	500
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	1
Investment securities held-to-maturity, fair value	1,250	499
Weighted Average Yield	1.10%	1.33%
Other Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	0	0
Weighted Average Yield	0.00%	0.00%
Other Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	0	0
Weighted Average Yield	0.00%	0.00%
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	101,573	113,881
Gross Unrealized Gains	3,342	257
Gross Unrealized Losses	12,318	19,426
Investment securities held-to-maturity, fair value	92,597	94,712
Weighted Average Yield	3.60%	3.40%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	2,740	12,570
Gross Unrealized Gains	0	0
Gross Unrealized Losses	8	12
Investment securities held-to-maturity, fair value	2,732	12,558
Weighted Average Yield	5.84%	2.06%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	12,830	12,060
Gross Unrealized Gains	0	0
Gross Unrealized Losses	764	984
Investment securities held-to-maturity, fair value	12,066	11,076
Weighted Average Yield	5.95%	5.91%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	21,325	20,015
Gross Unrealized Gains	0	0
Gross Unrealized Losses	6,003	5,251
Investment securities held-to-maturity, fair value	15,322	14,764
Weighted Average Yield	6.09%	6.06%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	64,678	69,236
Gross Unrealized Gains	3,342	257
Gross Unrealized Losses	5,543	13,179
Investment securities held-to-maturity, fair value	$ 62,477	$ 56,314
Weighted Average Yield	2.22%	2.43%